Additional Historical Background Information on Target's Nantong Acquisition (Details Textual) In Millions, unless otherwise specified	6 Months Ended						6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2012 Trade Union Aluminum [Member]	Jun. 30, 2012 Trade Union Auto Parts [Member]	Jun. 30, 2012 Jiangsu Yuantong [Member] Weizhong Gu [Member]	Jun. 30, 2012 Auto Parts Production Co. Ltd [Member] Weizhong Gu [Member]	Jun. 30, 2012 Yahui [Member]	Jun. 30, 2012 Yahui [Member] Yahui Guo [Member]	Jun. 30, 2012 Lightning Stone Investment Holdings Limited [Member]	Jun. 30, 2012 Prometheus Century Investment Holdings Limited [Member]	Jun. 30, 2012 Prime Rose Hong Kong Limited [Member]	Jun. 30, 2012 Global Union Motors (Hong Kong) Limited [Member]	Jun. 30, 2012 Yuantong S [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	100.00%	70.00%	100.00%	55.00%	45.00%		70.00%	100.00%	100.00%		100.00%
Business Acquisition Percentage Of Voting Interests Acquired Transfered			70.00%	70.00%			100.00%				100.00%		100.00%
Sale of Stock, Consideration Received on Transaction	$ 9.44	60.00
Disposal Group, Including Discontinued Operation, Description and Timing of Disposal	Trade Union International also agreed to wire the installment to Trade Union Aluminum within five days after it receives the first installment to repay the accounts payable it owed to Trade Union Aluminum	Trade Union International also agreed to wire the installment to Trade Union Aluminum within five days after it receives the first installment to repay the accounts payable it owed to Trade Union Aluminum
Entity Incorporation, Date Of Incorporation									May 14, 2012			Mar. 20, 2012